Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party (Tables)	12 Months Ended
Dec. 31, 2025
Loan Receivables and Crypto Asset Collateral Payable to Customers and Related Party [Abstract]
Schedule of Loan Receivables

The following table describes the Company’s loan receivables:

(In USD)	December 31, 2024	December 31, 2025
Loan receivables, current	300,701,527	330,890,254
Less: Allowance of expected credit losses	—	(249,220)
Loan receivables, current, net	300,701,527	330,641,034
Loan receivables, non-current	128,166,851	113,337,737
Less: Allowance of expected credit losses		(75,085)
Loan receivables, non-current, net	128,166,851	113,262,652
Total loan receivables due from customers, net	428,868,378	443,903,686
Loan receivables due from related party, non-current	—	556,920,892
Less: Allowance of expected credit losses	—	(553)
Total loan receivables due from related party, net	—	556,920,339
Total loan receivables, net	428,868,378	1,000,824,025

Schedule of Types of Company’s Loan Receivables

The following table describes types of Company’s loan receivables:

(In USD)	December 31, 2024	December 31, 2025
Mining machine loans	121,213,918	135,625,905
Hashrate loans	307,654,460	865,522,978
Less: Allowance of expected credit losses	—	(324,858)
Total loan receivables, net	428,868,378	1,000,824,025

Schedule of Provision for Expected Credit Losses

The following table are movements of provision for expected credit losses:

(In USD)	December 31, 2024	December 31, 2025
Provision for allowance for expected credit losses, beginning	—	—
Additions	—	324,858
Provision for allowance for expected credit losses, ending	—	324,858

Schedule of Combined and Consolidated Balance Sheets	The Company records such obligation to return collateral to its customers in “crypto assets collateral payable to customers” on the combined and consolidated balance sheets.
(in USD)	December 31, 2024	December 31, 2025
Short-term collateral payables	493,043,352	413,279,728
Long-term collateral payables, current	200,809,401	15,795,812
Total collateral payables, current	693,852,753	429,075,540
Long-term collateral payables to customers, non-current	88,943,818	69,021,582
Long-term collateral payable to related party, non-current	—	659,615,535
Total collateral payables	782,796,571	1,157,712,657

Schedule of Customer Collateral

Customer collateral consisted as follows:

	December 31, 2024		December 31, 2025
	Units	Fair value (USD)	Units	Fair value (USD)
USDT	317,912	317,244	334,658	334,270
Bitcoin - Customer	8,514	782,479,327	5,359	470,582,222
Bitcoin - Related party	—	—	7,511	659,615,535
ETH	—	—	9,115	27,180,630
Total		782,796,571		1,157,712,657